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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [_]; Amendment Number:

     This Amendment (Check only one.):   [_]  is a restatement.
                                         [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Bay Harbour Management L.C.

Address: 885 Third Avenue, 34th Floor, New York, NY, 10022

Form 13F File Number: 28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anthony C. Morro

Title: Vice President and General Counsel

Phone: 212-371-2211

Signature, Place, and Date of Signing:


/s/ Anthony C. Morro   New York, NY    05/15/08
--------------------
           (Name)      (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15 Items

Form 13F Information Table Value Total: $ 189,322.06 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1              Column 2     Column 3   Column 4    Column 5  Column 6 Column 7 Column 8     Column 9
                                                      Market Value   Shares/     Sh/    Invstmt   Other  Voting Authority
       Name of Issuer        Title of Class   CUSIP     (x $1000)   Prn Amt.     Prn   Discretn Managers       Sole
---------------------------- -------------- --------- ------------ ---------- -------- -------- -------- ----------------
    ALLIANCE ONE INTL INC          COM      018772103   30,106.24   4,984,477    Sh      SOLE     NONE     4,984,477.00
   ARBINET THEXCHANGE INC          COM      03875P100    2,173.18     519,900    Sh      SOLE     NONE       519,900.00
       BLUEGREEN CORP              COM      096231105   14,100.15   2,104,500    Sh      SOLE     NONE     2,104,500.00
COVAD COMMUNICATIONS GROUP I       COM      222814204    5,241.62   5,403,733    Sh      SOLE     NONE     5,403,733.00
EINSTEIN NOAH REST GROUP INC       COM      28257U104    3,987.60     465,841    Sh      SOLE     NONE       465,841.00
  FIBERNET TELECOM GRP INC   COM PAR $0.001 315653402    1,618.18     225,374    Sh      SOLE     NONE       225,374.00
        FORTUNET INC               COM      34969Q100    2,488.46     346,100    Sh      SOLE     NONE       346,100.00
       GEOKINETICS INC        COM PAR $0.01 372910307   11,975.51     660,900    Sh      SOLE     NONE       660,900.00
       GLOBALSTAR INC              COM      378973408    2,459.86     337,430    Sh      SOLE     NONE       337,430.00
         LEVITT CORP              CL A      52742P108    2,123.38   1,072,412    Sh      SOLE     NONE     1,072,412.00
    M & F WORLDWIDE CORP           COM      552541104   71,138.44   1,902,606    Sh      SOLE     NONE     1,902,606.00
       MEADOW VY CORP              COM      583185103    1,391.75     169,519    Sh      SOLE     NONE       169,519.00
     RTI INTL METALS INC           COM      74973W107    3,881.96      85,865    Sh      SOLE     NONE        85,865.00
       TERRESTAR CORP              COM      881451108    7,260.30   1,487,766    Sh      SOLE     NONE     1,487,766.00
  TRICO MARINE SERVICES INC      COM NEW    896106200   29,375.43     753,796    Sh      SOLE     NONE       753,796.00
                                                       189,322.06  20,520,219                                20,520,219